Non-Life – Gross Claims (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2022 BRL (R$)
Non-life - Gross Claims [Member] | Year claims were notified - 2012 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	R$ 33,023
Non-life - Gross Claims [Member] | Year claims were notified - 2013 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	10,852
Non-life - Gross Claims [Member] | Year claims were notified - 2014 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	15,704
Non-life - Gross Claims [Member] | Year claims were notified - 2015 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	31,152
Non-life - Gross Claims [Member] | Year claims were notified - 2016 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	23,409
Non-life - Gross Claims [Member] | Year claims were notified - 2017 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	25,572
Non-life - Gross Claims [Member] | Year claims were notified - 2018 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	37,429
Non-life - Gross Claims [Member] | Year claims were notified - 2019 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	62,631
Non-life - Gross Claims [Member] | Year claims were notified - 2020 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	40,771,598
Claims incurred but not reported	64,637
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2012 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,137,888)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2013 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,059,687)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2014 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,686,452)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2015 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(4,263,589)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2016 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,918,665)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2017 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,723,925)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2018 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,413,826)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2019 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,316,101)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2020 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,103,270)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2021 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,863,256)
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified Until 2022 [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(3,830,405)
Non-life - Gross Claims [Member] | Year claims were notified - Total [Member]
IfrsStatementLineItems [Line Items]
Payments for premiums and claims, annuities and other policy benefits	(39,317,064)
Claims incurred but not reported	1,454,534
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified 2021 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	127,676
Non-life - Gross Claims [Member] | Claims Gross Reinsurance Year Claims Were Notified 2022 [Member]
IfrsStatementLineItems [Line Items]
Claims incurred but not reported	1,022,449
Non-life - Gross Claims [Member] | Ten Years After Notification [Member] | Year claims were notified - 2012 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,170,911
Non-life - Gross Claims [Member] | Nine Years After Notification [Member] | Year claims were notified - 2013 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,070,539
Non-life - Gross Claims [Member] | Eight years after notification [Member] | Year claims were notified - 2014 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,702,156
Non-life - Gross Claims [Member] | Seven years after notification [Member] | Year claims were notified - 2015 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,294,741
Non-life - Gross Claims [Member] | Six years after notification [Member] | Year claims were notified - 2016 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,942,074
Non-life - Gross Claims [Member] | Five years after notification [Member] | Year claims were notified - 2017 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,749,497
Non-life - Gross Claims [Member] | Four years after notification [Member] | Year claims were notified - 2018 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,451,255
Non-life - Gross Claims [Member] | Three years after notification [Member] | Year claims were notified - 2019 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,378,732
Non-life - Gross Claims [Member] | Two years after notification [Member] | Year claims were notified - 2020 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,167,907
Non-life - Gross Claims [Member] | One year after notification [Member] | Year claims were notified - 2020 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,990,932
Non-life - Gross Claims [Member] | In the year after notification [Member] | Year claims were notified - 2020 [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,852,854
Non-life - Gross Claims [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,348,274
Non-life - Gross Claims [Member] | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2022 [Member] | NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,852,854
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member] | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,224,788
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,914,716
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,398,468
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,069,482
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,715,094
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,431,272
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,290,692
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,077,087
NonLifeClaimsNetOfReinsuranceCededInTheYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2021 [Member] | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,945,867
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,240,688
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member] | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,041,662
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,652,423
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,252,020
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,905,260
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,736,592
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,420,273
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,340,419
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsOneYearAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,153,736
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,233,150
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member] | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,009,371
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,666,041
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,230,440
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,921,622
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,753,426
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,418,154
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsTwoYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2021 [Member] | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,990,932
Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Two Year After Notification [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,371,489
Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Two Year After Notification [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2020Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,167,907
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,256,062
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member] | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,044,232
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,654,223
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,259,240
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,931,921
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,733,360
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,445,962
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsThreeYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2019Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,378,732
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,292,376
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member] | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,034,096
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,669,148
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,275,645
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,923,378
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,740,808
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFourYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2018Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,451,255
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,113,580
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member] | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,049,171
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,679,488
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,275,871
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,939,097
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsFiveYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2017Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,749,497
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,128,386
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member] | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,058,018
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,690,793
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,284,387
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSixYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2016Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,942,074
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,133,871
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member] | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,064,089
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,701,722
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsSevenYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2015Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	4,294,741
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,137,466
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member] | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,067,073
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsEightYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2014Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,702,156
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,145,858
LifeInsuranceClaimsNetReinsuranceAmountEstimatedForTheClaimsNineYearsAfterNotificationMember | Life Insurance Claims Net Reinsurance Year Claims Were Notified 2013 [Member] | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	3,070,539
Life Insurance Claims Net Reinsurance Amount Estimated For The Claims Ten Years After Notification [Member] | LifeInsuranceClaimsNetReinsuranceYearClaimsWereNotified2012Member | Non-life - Gross Claims [Member]
IfrsStatementLineItems [Line Items]
Provisions arising from liability adequacy tests	R$ 3,170,911